INTEREST AND OTHER FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
INTEREST AND OTHER FINANCE COSTS
Schedule of interest and other finance costs

4.1 Interest income/(expense)

	2018	2017	2016
	$ million	$ million	$ million
Interest income	8	6	6
Interest expense:
Bank borrowings	(11)	(11)	(9)
Private placement notes	(38)	(38)	(37)
Other	(10)	(8)	(6)
	(59)	(57)	(52)
Net interest expense	(51)	(51)	(46)

4.2 Other finance costs

		2018	2017	2016
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(3)	(5)	(7)
Unwinding of discount		(9)	(5)	(9)
Other		(8)	—	–
Other finance costs		(20)	(10)	(16)